Application Of New And Revised International Financial Reporting Standards (Ifrs), International Accounting Standards (Ias), Ifric Interpretations (Ifric), And Sic Interpretations (Sic) Issued By The International Accounting Standards Board (Iasb) (Collectively, "Ifrss") - Summary of Impact on Assets, Liabilities and Equity under IFRS 16 (Detail)
$ in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2018 TWD ($)	Jan. 01, 2019 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Disclosure of initial application of standards or interpretations [line items]
Other current assets	$ 5,406.4
Other noncurrent assets	1,584.6		$ 51.8	$ 2,983.1
Accrued expenses and other current liabilities	61,760.6		2,017.7	65,588.4
Other noncurrent liabilities	1,951.0		$ 63.7	$ 1,855.6
IFRS 16 [member]
Disclosure of initial application of standards or interpretations [line items]
Other current assets		$ 5,288.2
Right-of-use assets		20,082.9
Other noncurrent assets		1,507.4
Accrued expenses and other current liabilities		64,388.0
Lease liabilities - noncurrent		17,269.3
Other noncurrent liabilities		$ 1,941.8
Adjustments arising from initial application [member] | IFRS 16 [member]
Disclosure of initial application of standards or interpretations [line items]
Other current assets	(118.2)
Right-of-use assets	20,082.9
Other noncurrent assets	(77.2)
Total effect on assets	19,887.5
Accrued expenses and other current liabilities	2,627.4
Lease liabilities - noncurrent	17,269.3
Other noncurrent liabilities	(9.2)
Total effect on liabilities	19,887.5
Total effect on equity	$ 0.0